Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	221,735,586.69	18,446
Yield Supplement Overcollateralization Amount 09/30/18	4,477,783.31	0
Receivables Balance 09/30/18	226,213,370.00	18,446
Principal Payments	12,068,015.40	407
Defaulted Receivables	561,138.78	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	4,089,946.57	0
Pool Balance at 10/31/18	209,494,269.25	18,005

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	19.77%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	31.53

Delinquent Receivables:
Past Due 31-60 days	5,549,343.19	343
Past Due 61-90 days	1,562,407.05	98
Past Due 91-120 days	218,628.83	15
Past Due 121+ days	0.00	0
Total	7,330,379.07	456

Total 31+ Delinquent as % Ending Pool Balance	3.50%

Recoveries	394,435.91

Aggregate Net Losses/(Gains) - October 2018	166,702.87

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.88%
Prior Net Losses Ratio	1.23%
Second Prior Net Losses Ratio	1.41%
Third Prior Net Losses Ratio	1.26%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.87%

Flow of Funds	$ Amount

Collections	13,244,985.02
Advances	(4,849.98)
Investment Earnings on Cash Accounts	52,258.79
Servicing Fee	(188,511.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,103,882.69

Distributions of Available Funds
(1) Class A Interest	272,687.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	1,917,217.87
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,324,099.57
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	551,966.31
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	13,103,882.69

Servicing Fee	188,511.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 10/15/18	211,411,487.12
Principal Paid	12,241,317.44
Note Balance @ 11/15/18	199,170,169.68

Class A-1
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2a
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2b
Note Balance @ 10/15/18	0.00
Principal Paid	0.00
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-3
Note Balance @ 10/15/18	65,251,487.12
Principal Paid	12,241,317.44
Note Balance @ 11/15/18	53,010,169.68
Note Factor @ 11/15/18	22.6539187%

Class A-4
Note Balance @ 10/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	125,000,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	21,160,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	310,598.94
Total Principal Paid	12,241,317.44
Total Paid	12,551,916.38

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.27950%
Coupon	2.67950%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	81,020.60
Principal Paid	12,241,317.44
Total Paid to A-3 Holders	12,322,338.04

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3077797
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1302048
Total Distribution Amount	12.4379845

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3462419
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.3133224
Total A-3 Distribution Amount	52.6595643

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	156.62
Noteholders' Principal Distributable Amount	843.38

Account Balances	$ Amount

Advances
Balance as of 09/30/18	67,570.80
Balance as of 10/31/18	62,720.82
Change	(4,849.98)

Reserve Account
Balance as of 10/15/18	17,081,024.89
Investment Earnings	30,486.22
Investment Earnings Paid	(30,486.22)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89